Filed pursuant to Rule 497(e)

Registration No. 333-07305

FRONTIER FUNDS, INC.

Frontier Silk Invest New Horizons Fund

Institutional Class Shares (FSNHX)

Service Class Shares (FNHSX)

Supplement dated August 24, 2016 to the Prospectus dated May 25, 2016

As of the date of this Supplement, shares of the Frontier Silk Invest New Horizons Fund  are not currently being offered for sale.  Current investors may redeem their shares in the ordinary course.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE